QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
        Investment Company Act file number

     WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

PractusTMLLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

 (804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 10/31

 Date of reporting period: 01/31/2020

ITEM 1. SCHEDULE OF INVESTMENTS

SIM U.S. CORE MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

		Shares	Fair Value

14.61%	EXCHANGE TRADED FUNDS

9.88%	LARGE CAP
	iShares Edge MSCI Min Vol USA ETF	3,966	$266,277

4.73%	SMALL CAP
	SPDR SSGA US Small Cap Low Volatility Index ETF	1,317	127,687

14.61%	TOTAL EXCHANGE TRADED FUNDS		393,964

78.76%	MUTUAL FUNDS

35.09%	BLEND BROAD MARKET
	DFA U.S. Core Equity 2 Portfolio Institutional Class	40,713	946,170

27.81%	BLEND LARGE CAP
	DFA U.S. Large Company Portfolio Institutional Class	30,266	749,677

15.86%	BLEND SMALL CAP
	DFA U.S. Micro Cap Portfolio Institutional Class	7,319	150,108
	DFA U.S. Small Cap Portfolio Institutional Class	8,274	277,583
			427,691

78.76%	TOTAL MUTUAL FUNDS		2,123,538

5.73%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligation Fund Institutional Class 1.71%*	154,460	154,460

99.10%	TOTAL INVESTMENTS		2,671,962
0.90%	Other assets, net of liabilities		24,325
100.00%	NET ASSETS		$2,696,287

* Effective 7 day yield as of January 31, 2020

SIM U.S. CORE MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Exchange Traded Funds	$393,964	$—	$—	$393,964
Mutual Funds	2,123,538	—	—	2,123,538
Money Market Funds	154,460	—	—	154,460
Total Investments	$2,671,962	$—	$—	$2,671,962

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2020.

At January 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $2,433,481 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$239,729
Gross unrealized depreciation	(1,248)
Net unrealized appreciation	$238,481

SIM GLOBAL CORE MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

		Shares	Fair Value

24.16%	EXCHANGE TRADED FUNDS

0.01%	EMERGING MARKET
	iShares Edge MSCI Min Vol Emerging Markets ETF	2	$111

7.38%	INTERNATIONAL
	iShares Edge MSCI Min Vol EAFE ETF	3,900	289,770

11.87%	LARGE CAP
	iShares Edge MSCI Min Vol USA ETF	6,938	465,817

4.90%	SMALL CAP
	iShares Edge MSCI Min Vol USA Small-Cap ETF	5,450	192,549

24.16%	TOTAL EXCHANGE TRADED FUNDS		948,247

70.22%	MUTUAL FUNDS

34.28%	BLEND BROAD MARKET
	DFA U.S. Core Equity 1 Portfolio Institutional Class	21,678	553,875
	U.S. Vector Equity Portfolio Institutional Class	42,100	791,909
			1,345,784

5.67%	BLEND SMALL CAP
	DFA U.S. Small Cap Portfolio Institutional Class	6,639	222,725

7.67%	EMERGING MARKET STOCK
	DFA Emerging Markets Portfolio Institutional Class	6,955	190,569
	DFA Emerging Markets Small Cap Portfolio Institutional Class	5,585	110,411
			300,980

22.60%	FOREIGN BLEND
	DFA International Vector Equity Portfolio Institutional Class	39,699	463,282
	DFA Large Cap International Portfolio Institutional Class	18,434	423,805
			887,087

70.22%	TOTAL MUTUAL FUNDS		2,756,576

4.99%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligation Fund Institutional Class 1.71%*	196,062	196,062

99.37%	TOTAL INVESTMENTS		3,900,885
0.63%	Other assets, net of liabilities		24,699
100.00%	NET ASSETS		$3,925,584

* Effective 7 day yield as of January 31, 2020

SIM GLOBAL CORE MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Exchange Traded Funds	$948,247	$—	$—	$948,247
Mutual Funds	2,756,576	—	—	2,756,576
Money Market Funds	196,062	—	—	196,062
Total Investments	$3,900,885	$—	$—	$3,900,885

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2020.

At January 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $3,659,927 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$245,923
Gross unrealized depreciation	(4,965)
Net unrealized appreciation	$240,958

SIM INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

		Shares	Fair Value

24.96%	EXCHANGE TRADED FUNDS

24.96%	CORPORATE
	iShares Floating Rate Bond ETF	6,525	$333,232
	VanEck Vectors Investment Grade Floating Rate ETF	19,679	499,650
			832,882

24.96%	TOTAL EXCHANGE TRADED FUNDS		832,882

73.57%	MUTUAL FUNDS

37.61%	AGGREGATE BOND
	DFA Investment Grade Portfolio Institutional Class	109,053	1,255,198

35.96%	FOREIGN AGGREGATE BOND
	DFA Five-Year Global Fixed Income Portfolio Institutional Class	77,403	834,400
	DFA Short-Duration Real Return Portfolio Institutional Class	36,913	365,806
			1,200,206

73.57%	TOTAL MUTUAL FUNDS		2,455,404

0.59%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligation Fund Institutional Class 1.71%*	19,627	19,627

99.12%	TOTAL INVESTMENTS		3,307,913
0.88%	Other assets, net of liabilities		29,252
100.00%	NET ASSETS		$3,337,165

* Effective 7 day yield as of January 31, 2020

SIM INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

	Level 1	Level 2	Level 3

		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Exchange Traded Funds	$832,882	$—	$—	$832,882
Mutual Funds	2,455,404	—	—	2,455,404
Money Market Funds	19,627	—	—	19,627
Total Investments	$3,307,913	$—	$—	$3,307,913

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2020.

At January 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $3,188,663 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$119,250
Gross unrealized depreciation	—
Net unrealized appreciation	$119,250

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	March 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	March 27, 2020

By:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer

Date:	March 27, 2020